Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Goodwill and other intangible assets
11. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m

Cost

At 1 January 2023	513	439	825	122	26	1,925

Additions	–	–	52	–	1	53

Fully amortised assets written off	–	–	(52)	–	(3)	(55)

Disposals	–	–	(1)	–	–	(1)

Exchange and other adjustments	3	–	1	–	–	4

At 31 December 2023	516	439	825	122	24	1,926

Additions	–	–	48	–	1	49

Fully amortised assets written off	–	–	(49)	–	(1)	(50)

Disposals	–	–	(4)	–	–	(4)

Exchange and other adjustments	(5)	–	–	–	–	(5)

At 31 December 2024	511	439	820	122	24	1,916

Amortisation and impairment

At 1 January 2023	(178)	–	(486)	(101)	(16)	(781)

Provided	–	–	(18)	(1)	(2)	(21)

System Fund expense	–	–	(76)	–	(1)	(77)

Fully amortised assets written off	–	–	52	–	3	55

Disposals	–	–	1	–	–	1

Exchange and other adjustments	(2)	–	(1)	(1)	–	(4)

At 31 December 2023	(180)	–	(528)	(103)	(16)	(827)

Provided	–	–	(17)	(1)	(1)	(19)

System Fund expense	–	–	(77)	–	(1)	(78)

Impairment charge	–	–	(2)	–	–	(2)

System Fund impairment charge	–	–	(3)	–	–	(3)

Fully amortised assets written off	–	–	49	–	1	50

Disposals	–	–	4	–	–	4

Exchange and other adjustments	–	–	1	–	–	1

At 31 December 2024	(180)	–	(573)	(104)	(17)	(874)

Net book value

At 31 December 2024	331	439	247	18	7	1,042

At 31 December 2023	336	439	297	19	8	1,099

At 1 January 2023	335	439	339	21	10	1,144

Goodwill and brands
Brands
Brands relate to the acquisitions of Kimpton ($193m), Regent ($57m) and Six Senses ($189m). They are each considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.
Allocation of goodwill and brands to CGUs

	At 1 January 2023 $m	Exchange adjustments $m	At 31 December 2023 $m	Exchange adjustments $m	At 31 December 2024 $m		Analysed as:
						Goodwill $m	Brands $m

Americas (group of CGUs)	419	–	419	–	419	132	287

EMEAA (group of CGUs)	331	1	332	(5)	327	191	136

Greater China	24	–	24	–	24	8	16

	774	1	775	(5)	770	331	439
The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations. The key assumptions are RevPAR growth (detailed on page 197 within ‘Going concern’), terminal growth rates and pre-tax discount rates.
Cash flows beyond the five-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. Cash flow projections are discounted using pre-tax
rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU.
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2024		2023

	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %

Americas	2.1	11.6	1.6	13.0

EMEAA	2.5	13.6	2.4	15.1

Greater China	2.5	10.5	2.5	12.1
The recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying value such that no impairment has arisen. Assumptions were sensitised using the Severe Downside Case scenario (detailed on page
1
97
 within ‘Going concern’), with no impairment arising reflecting the number of years of Base Case forecasts required to recover the carrying value.
Software
Software includes $102m relating to the development of the next-generation Guest Reservation System with Amadeus. Internally developed software with a net book value of $80m is being amortised over seven
to 10 years, with four years remaining at 31 December 2024, reflecting the Group’s experience of the long life of guest reservation systems and the initial term over which the Group is party to a technology agreement with Amadeus. The remaining project value relates to enhancements to existing systems as part of the project, which are amortised over five years.
In 2024, a total of $5m impairment was charged relating to assets which had been replaced as a result of more recent initiatives.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition. The weighted average remaining amortisation period for all management agreements is 13 years (2023: 14 years).
2022 impairment reversal
The impairment reversal of $12m related to the Kimpton management agreement portfolio in the Americas region and arose due to strong trading conditions in 2022 and significantly improved industry forecasts.